THE GOLD BULLION STRATEGY PORTFOLIO
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 41.0%
	COMMODITY - 1.1%
1,308	SPDR Gold Shares(a),(b)			$ 239,652

	FIXED INCOME - 39.9%
42,950	iShares 0-3 Month Treasury Bond ETF			4,319,911
47,040	SPDR Bloomberg 1-3 Month T-Bill ETF(e)			4,319,213
				8,639,124

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,853,998)			8,878,776

	SHORT-TERM INVESTMENTS — 52.0%
	MONEY MARKET FUNDS - 52.0%
2,321,714	DWS Government Money Market Series, Institutional Class, 4.82%(c)			2,321,714
2,321,914	Fidelity Government Portfolio, Class I, 4.71%(c)			2,321,914
4,281,151	First American Government Obligations Fund, Class Z, 4.60%(b)(c)			4,281,151
2,321,913	STIT - Treasury Portfolio, Institutional Class, 4.72%(c)			2,321,913
	TOTAL MONEY MARKET FUNDS (Cost $11,246,692)			11,246,692

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,246,692)			11,246,692
Units
1,626,200	COLLATERAL FOR SECURITIES LOANED — 7.5% Mount Vernon Liquid Assets Portfolio, LLC - 5.00% (c)(d)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,626,200)			1,626,200

	TOTAL INVESTMENTS - 100.5% (Cost $21,726,890)			$ 21,751,668
	LIABILITIES IN EXCESS OTHER ASSETS – (0.5)%			(110,167)
	NET ASSETS - 100.0%			$ 21,641,501
OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
108	COMEX Gold 100 Troy Ounces Futures(b)	06/28/2023	$ 21,473,640	$ 125,800
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSP Fund Ltd.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2023.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $1,588,486 at March 31, 2023.